Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Measurements

7. Fair Value Measurements:

The following table summarizes assets and liabilities measured at fair value on a recurring basis at June 30, 2014 (in millions):

Assets	Balance Sheet Caption	Fair Value Measures Using
		Level 1	Level 2	Level 3	Total
Money market funds	Cash and cash equivalents	$27	$—	$—	$27
Interest rate swap agreements	Other assets	—	1	—	1
Currency forward contracts	Prepaid expenses and other current assets	—	5	—	5

Total		$27	$6	$—	$33

Liabilities
Interest rate swap agreements	Accrued Expenses	$—	$3	$—	$3

The following table summarizes assets and liabilities measured at fair value on a recurring basis at December 31, 2013 (in millions):

Assets	Balance Sheet Caption	Fair Value Measures Using
		Level 1	Level 2	Level 3	Total
Money market funds	Cash and cash equivalents	$407	$—	$—	$407
Interest rate swap agreements	Other assets	—	4	—	4
Currency forward contracts	Prepaid expenses and other current assets	—	2	—	2

Total		$407	$6	$—	$413

A Level 1 fair value measure is based upon quoted prices in active markets for identical assets or liabilities. A Level 2 fair value measure is based upon quoted prices for similar assets and liabilities in active markets or inputs that are observable. A Level 3 fair value measure is based upon inputs that are unobservable (for example, cash flow modeling inputs based on assumptions).

Money market funds are recognized and measured at fair value in the Company’s financial statements. Fair values of the interest rate swap agreements are calculated using a discounted cash flow model using observable applicable market swap rates and assumptions and are compared to market valuations obtained from brokers.

The Company uses currency forward contracts to manage its exposure to fluctuations in costs caused by variations in Indian Rupee (“INR”) exchange rates. These INR forward contracts are designated as cash flow hedges. The fair value of these currency forward contracts is determined using currency exchange market rates, obtained from reliable, independent, third party banks, at the balance sheet date. The fair value of forward contracts is subject to changes in currency exchange rates. The Company has no ineffectiveness related to its use of currency forward contracts. The Company expects to reclassify in the next twelve months approximately $4 million from other comprehensive income (loss) into earnings related to the Company’s INR forward contracts.

Certain assets and liabilities are measured on a non-recurring basis. During the first quarter of 2014, the trade name was written down to a fair value of $672 million due to the recognition of a $339 million impairment charge, which was the result of the split-off of the AS business (see Note 4).

The fair value of the trade name is categorized as Level 3, a fair value measurement using significant unobservable inputs, and is estimated by discounted cash flows based on projected future revenues. This requires the use of various assumptions including projections of future cash flows, perpetual growth rates and discount rates.

The following table summarizes assets and liabilities measured at fair value on a non-recurring basis at March 31, 2014 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3
Assets
Trade name	$—	$—	$672

As of June 30, 2014, there have been no indicators of impairment of the trade name since the March 31, 2014 impairment test.

The following table presents the carrying amount and estimated fair value of the Company’s debt, including the current portion and excluding the interest rate swaps, as of December 31, 2013 and June 30, 2014 (in millions):

	December 31, 2013		June 30, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Floating rate debt	$3,530	$3,548	$2,458	$2,464
Fixed rate debt	2,862	3,024	2,213	2,357

The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, to the extent the underlying liability will be settled in cash, approximate carrying values because of the short-term nature of these instruments. Derivative financial instruments are recorded at fair value. The fair value of the Company’s floating rate and fixed rate long-term debt (Level 2) is determined using actual market quotes and benchmark yields received from independent vendors.

7. Fair Value Measurements:

The following table summarizes assets and liabilities measured at fair value on a recurring basis at December 31, 2013 (in millions):

		Fair Value Measures Using
	Balance Sheet Caption	Level 1	Level 2	Level 3	Total
Money market funds	Cash and cash equivalents	$407	$—	$—	$407
Interest rate swap agreements	Other assets	—	4	—	4
Currency forward contracts	Prepaid expenses and other current assets	—	2	—	2

Total		$407	$6	$—	$413

The following table summarizes assets and liabilities measured at fair value on a recurring basis at December 31, 2012 (in millions):

		Fair Value Measures Using
Assets	Balance Sheet Caption	Level 1	Level 2	Level 3	Total
Money market funds	Cash and cash equivalents	$227	$—	$—	$227
Currency forward contracts	Prepaid expenses and other current assets	—	4	—	4

Total		$227	$4	$—	$231

Liabilities		Level 1	Level 2	Level 3	Total
Interest rate swap agreements	Accrued expenses	$—	$4	$—	$4

A Level 1 fair value measure is based upon quoted prices in active markets for identical assets or liabilities. A Level 2 fair value measure is based upon quoted prices for similar assets and liabilities in active markets or inputs that are observable. A Level 3 fair value measure is based upon inputs that are unobservable (for example, cash flow modeling inputs based on assumptions).

Money market funds are recognized and measured at fair value in the Company’s financial statements. Fair values of the interest rate swap agreements are calculated using a discounted cash flow model using observable applicable market swap rates and assumptions and are compared to market valuations obtained from brokers.

The Company uses currency forward contracts to manage its exposure to fluctuations in costs caused by variations in Indian Rupee (“INR”) exchange rates. These INR forward contacts are designated as cash flow hedges. The fair value of these currency forward contracts is determined using currency exchange market rates, obtained from reliable, independent, third party banks, at the balance sheet date. This fair value of forward contracts is subject to changes in currency exchange rates. The Company has no ineffectiveness related to its use of currency forward contracts. The fair value of the INR forward contracts were an asset of $2 million and $4 million at December 31, 2013 and 2012, respectively.

Certain assets and liabilities are measured on a non-recurring basis and, in recent years, the only asset or liability to be measured on a non-recurring basis is goodwill where a step-two test was required. In 2012, goodwill with a carrying value of $914 million was written down to a fair value of $529 million due to the recognition of a $385 million impairment loss, which is reflected in discontinued operations and discussed further in Note 1.

The fair value of goodwill is categorized in Level 3, fair value measurement using significant unobservable inputs, and is estimated by a combination of (i) discounted cash flows based on projected earnings in the future (the income approach) and (ii) a comparative analysis of revenue and EBITDA multiples of public companies in similar markets (the market approach). This requires the use of various assumptions including projections of future cash flows, perpetual growth rates and discount rates.

The following table summarizes assets and liabilities included in discontinued operations measured at fair value on a non-recurring basis at December 31, 2012 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3
Assets
Goodwill	$—	$—	$529

Fair Value of Financial Instruments

The following table presents the carrying amount and estimated fair value of the Company’s debt, including current portion and excluding the interest rate swaps (in millions):

	December 31, 2012		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Floating rate debt	$3,803	$3,826	$3,530	$3,548
Fixed rate debt	2,859	3,023	2,862	3,024

The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, to the extent the underlying liability will be settled in cash, approximate carrying values because of the short-term nature of these instruments. The derivative financial instruments are carried at fair value. The fair value of the Company’s floating rate and fixed rate long-term debt (Level 2) is determined using actual market quotes and benchmark yields received from independent vendors.